Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising remuneration related to provisions for retirement pensions and supplementary benefits (Details) - Directors - EUR (€)
€ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Provisions for employee benefits	€ 2,110	€ 1,892
Ana Botín
Disclosure of transactions between related parties [line items]
Provisions for employee benefits	1,144	1,081
Hector Grisi
Disclosure of transactions between related parties [line items]
Provisions for employee benefits	966	0
Jose Antonio Alvarez
Disclosure of transactions between related parties [line items]
Provisions for employee benefits	€ 0	€ 811